Average Annual Total Returns (Vanguard Total International Stock Index Fund Participant:)	Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap ex US Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	MSCI ACWI ex USA IMI Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Spliced Total International Stock Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.17%)	(3.39%)	(3.89%)	(3.39%)
Since Inception	4.43%	4.82%	4.57%	4.55%